Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0001799011
Registrant Name	Lucid Diagnostics Inc.
Registration File Number	333-291981
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES